NET LOSS PER SHARE - Basic and diluted net loss per share attributable to common shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic net loss per share:
NET LOSS	$ (198,968)	$ (247,448)	$ (339,170)	$ (239,929)	$ (84,767)
Minus: Deemed dividend				7,224
Minus: Net income attributable to noncontrolling interests	0	1,847	1,847	1,362	62
Minus: Gain on liability-classified warrants		8,402	8,132
Net loss attributable to common shareholders - diluted	(198,968)	(257,697)	(349,149)	(248,515)	(84,829)
Net loss attributable to common shareholders - basic	$ (198,968)	$ (249,295)	$ (341,017)	$ (248,515)	$ (84,829)
Denominator:
Weighted average shares outstanding - basic and diluted	53,110,000	48,786,000	49,444	48,570	39,930
Basic and diluted net loss per share	$ (3.75)	$ (5.11)	$ (6.90)	$ (5.12)	$ (2.12)
Denominator:
Weighted average shares outstanding - basic and diluted	53,110,000	48,786,000	49,444	48,570	39,930
Basic and diluted net loss per share - diluted	$ (3.75)	$ (5.28)	$ (7.06)	$ (5.12)	$ (2.12)